Subordinated liabilities - Disclosure of undated subordinated liabilities (Details)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Notional contract amount	£ 64,625,859,000,000			£ 52,342,870,000,000
Undated subordinated liabilities	£ 143,000,000			538,000,000
6.125% Undated Subordinated Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%	6.125%	6.125%
Undated subordinated liabilities	£ 35,000,000			34,000,000
Junior Undated Floating Rate Notes (USD 38m) | Barclays Bank PLC | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $		$ 38,000,000
Undated subordinated liabilities	0			32,000,000
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m) | Barclays Bank PLC | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $		167,000,000
Undated subordinated liabilities	0			102,000,000
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m) | Barclays Bank PLC | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $		$ 295,000,000
Undated subordinated liabilities	£ 0			210,000,000
9% Permanent Interest Bearing Capital Bonds (GBP 40m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	9.00%	9.00%	9.00%
Notional contract amount	£ 40,000,000
Undated subordinated liabilities	£ 0			40,000,000
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.03%	5.03%	5.03%
Notional contract amount | ¥			¥ 8,000,000,000
Undated subordinated liabilities	£ 44,000,000			49,000,000
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%	5.00%	5.00%
Notional contract amount | ¥			¥ 12,000,000,000
Undated subordinated liabilities	£ 64,000,000			£ 71,000,000